SHARE-BASED PAYMENT (Details 4) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment
Number of Restricted shares, Outstanding at beginning of year	45,000
Number of Restricted shares, Granted	549,730	60,000
Number of Restricted shares, Vested	(15,000)	(15,000)
Number of Restricted shares, Forfeited	(20,200)
Number of Restricted shares, Outstanding at year end	559,530	45,000